Stockholders' equity and dividend payment, Stockholders' equity (Details)	12 Months Ended
	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 shares
Common Stock [Abstract]
Number of vote per common stock | Vote	1
Common Stock [Member]
Stockholders' Equity [Abstract]
Issued, Beginning balance (in shares)	170,798,328	146,819,401
Restricted stock issued (in shares)	841,696	601,530
Conversion of convertible bonds (in shares)		23,377,397
Retirement of treasury shares (in shares)	(5,513,254)
Issued, Ending balance (in shares)	166,126,770	170,798,328
Par value (in dollars per share) | $ / shares	$ 0.01
Number of shares authorized for issue (in shares)	250,000,000
Preference Stock [Member]
Stockholders' Equity [Abstract]
Par value (in dollars per share) | $ / shares	$ 0.01